Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Significant Accounting Policies [Line Items]
Total equity	$ 43,000,000
TransfertoFVTOCIReserveFromAvailableforSaleReserve	(33,000,000)
TransfertoAccumulatedLossesFromAvailableForSaleReserve	(10,000,000)
Tangible assets	3,381,000,000	$ 3,742,000,000	$ 4,111,000,000
Goodwill	116,000,000	127,000,000	126,000,000
Impairment of goodwill	0	9,000,000	0
Impairment and derecognition of tangible assets	104,000,000	288,000,000	3,000,000
Deferred tax assets	0	4,000,000	4,000,000
Deferred tax liabilities	315,000,000	363,000,000	496,000,000
Taxation liability	60,000,000	53,000,000	111,000,000
Taxation asset	6,000,000	3,000,000	14,000,000
Rehabilitation obligations	622,000,000	724,000,000	705,000,000
Inventories (excluding finished goods and mine operating supplies)	404,000,000	424,000,000	397,000,000
Receivables from recoverable tax, rebates, levies and duties	194,000,000	174,000,000	135,000,000
Post-retirement obligations	100,000,000	122,000,000	118,000,000
Contingent Liability Disclosure Threshold	18,000,000
Tax losses
Significant Accounting Policies [Line Items]
Deferred tax assets	$ 501,000,000	470,000,000	$ 477,000,000
Motor vehicles
Significant Accounting Policies [Line Items]
Useful life	5 years
Computer equipment
Significant Accounting Policies [Line Items]
Useful life	3 years
Bottom of range
Significant Accounting Policies [Line Items]
Leases Impact On Adoption Of IFRS16				$ 135,000,000
Top of range
Significant Accounting Policies [Line Items]
Leases Impact On Adoption Of IFRS16				160,000,000
Bottom Of Range Depreciation
Significant Accounting Policies [Line Items]
Leases Impact On Adoption Of IFRS16				36,000,000
Top Of Range Depreciation
Significant Accounting Policies [Line Items]
Leases Impact On Adoption Of IFRS16				42,000,000
Bottom Of Range Finance Cost
Significant Accounting Policies [Line Items]
Leases Impact On Adoption Of IFRS16				6,000,000
Top Of Range Finance Cost
Significant Accounting Policies [Line Items]
Leases Impact On Adoption Of IFRS16				8,000,000
Bottom Of Range Operating And Financing Cash Flows
Significant Accounting Policies [Line Items]
Leases Impact On Adoption Of IFRS16				39,000,000
Top Of Range Operating And Financing Cash Flows
Significant Accounting Policies [Line Items]
Leases Impact On Adoption Of IFRS16				$ 45,000,000
Provision for Silicosis Settlement
Significant Accounting Policies [Line Items]
Provision for settlement	$ 47,000,000	$ 63,000,000
Provision for Silicosis Settlement Total [Member]
Significant Accounting Policies [Line Items]
Provision for settlement	$ 63,000,000